STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Collaboration revenue					$ 9,719	$ 690
Grant income					0	346
Collaboration revenue	$ 19	$ 2,695	$ 55	$ 5,127
Total revenue	19	2,695	55	5,127	9,719	1,036
Operating expenses:
Research and development expense	3,835	3,301	7,110	6,789	14,108	13,659
General and administrative expense	1,988	2,110	4,033	3,536	7,046	3,539
Total operating expenses	5,823	5,411	11,143	10,325	21,154	17,198
Operating loss	(5,804)	(2,716)	(11,088)	(5,198)	(11,435)	(16,162)
Other income (expense), net:
Interest expense	(166)	(211)	(327)	(415)	(795)	(724)
Other income (loss), net	(855)	(57)	(919)	(23)	191	(55)
Total other income (loss), net	(1,021)	(268)	(1,246)	(438)	(604)	(779)
Net loss	$ (6,825)	$ (2,984)	$ (12,334)	$ (5,636)	$ (12,039)	$ (16,941)
Basic and diluted loss per common share	$ (0.17)	$ (15.70)	$ (0.31)	$ (31.31)	$ (1.19)	$ (149.37)
Basic and diluted weighted-average common shares outstanding	39,454,821	190,084	39,406,324	179,995	10,119,569	113,418